Related Party Transactions - Summary of Balances with Related Parties (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of balances between related parties [line items]
Trade and notes receivables	¥ 1		¥ 195
Trade and bills payables	1,219		241
Amounts due from related parties	278		569
Contract liabilities	10,396
Other payables and accruals	1,093		2,111
Long-term borrowings (included in borrowings) CEA Holding	25,867		24,711
Shanghai Eastern Airlines Logistics Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables			194
Trade and bills payables	167
Contract liabilities	6
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	1		1
Trade and bills payables	272		31
Amounts due from related parties	16		135
Other payables and accruals	1		10
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	229		51
Amounts due from related parties	133		379
Other payables and accruals	129		2
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	141		105
Amounts due from related parties	31		10
Other payables and accruals			1
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	28		29
Other payables and accruals	3		2
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	15		25
Amounts due from related parties	7		2
Other payables and accruals	49		50
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	25		9
CASC [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	12
Other payables and accruals	2
CES Global [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	3
TravelSky [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	333
Amounts due from related parties			5
Others [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	1		1
Amounts due from related parties	23
Other payables and accruals	3		3
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	1		1
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	13		4
Other payables and accruals	¥ 104		¥ 302
Long-term borrowings (included in borrowings) CEA Holding	3.89%	3.89%	3.48%	3.48%
Long-term borrowings (included in borrowings) CEA Holding | $		$ 528		$ 28
China Aviation Supplies Holding Company and its Subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	¥ 18		¥ 9
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	15		14
Other payables and accruals			11
Shanghai Eastern Union Aviation Wheels and Brakes Maintenance Services Overhaul Engineering Co Ltd [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	14
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	315		578
China Kaiya [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	2
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals			16
Travelsky technology limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals			551
CAE Melbourne Flight Training Pty Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	311		316
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	10		269
CES International Financial Leasing Corporation Limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	164
Obligations under finance leases	¥ 30,190		¥ 11,934
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	0.35%	0.35%	0.35%	0.35%
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company | $		$ 282		$ 4,053
CAE Melbourne [member]
Disclosure of balances between related parties [line items]
Percentage of loan to joint venture	3.74%	3.74%
Loan to joint venture | $		$ 20